CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total		Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 3,115		$ 13		$ 19,577	$ (29)	$ 23	$ (16,469)
Balance, shares at Dec. 31, 2009			4,458,976
Issuance of shares		[1]		[1]
Issuance of shares, shares			81
Stock-based compensation related to options issued to employees	99				99
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	(27)						(27)
Net income	176							176
Comprehensive income	149
Balance at Dec. 31, 2010	3,363		13		19,676	(29)	(4)	(16,293)
Balance, shares at Dec. 31, 2010			4,459,057
Stock-based compensation related to options issued to employees	65				65
Stock-based compensation related to options issued to non employees	2				2
Transaction with principal shareholder	30				30
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	(31)						(31)
Foreign currency translation adjustments	16						16
Net income	387							387
Comprehensive income	372
Balance at Dec. 31, 2011	3,832		13		19,773	(29)	(19)	(15,906)
Balance, shares at Dec. 31, 2011	4,459,057		4,459,057
Stock-based compensation related to options issued to employees	41				41
Stock-based compensation related to options issued to non employees	3				3
Exercise of stock options	303			[1]	303
Exercise of stock options, shares	161,250		161,250
Other comprehensive loss:
Unrealized gains (losses) of available-for-sale marketable securities, net	14						14
Foreign currency translation adjustments	10						10
Net income	1,366							1,366
Comprehensive income	1,390
Accumulated foreign currency translation adjustments							5
Balance at Dec. 31, 2012	$ 5,569		$ 13		$ 20,120	$ (29)	$ 5	$ (14,540)
Balance, shares at Dec. 31, 2012	4,620,307		4,620,307

[1]	Represents an amount lower than $ 1.